Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Allowance for bad debts	$ 2.2	$ 2.5
Self insurance accruals	19.4	20.4
Operating accruals	5.6	5.8
Environmental accruals	28.2	26.4
Pension and postretirement benefit liabilities	116.8	131.0
Employee benefit accruals	33.0	35.0
Tax credit carry forwards	28.0	25.1
Net operating losses	58.5	70.5
Inventory	1.4	0
Other	5.3	1.1
Gross deferred tax assets	298.4	317.8
Valuation allowance	(21.4)	(22.7)
Total net deferred tax assets	277.0	295.1
Inventory	0	(3.0)
Plants, equipment and facilities	(144.1)	(155.6)
Insurance receivables	(8.1)	(8.8)
Intangibles	(136.8)	(136.6)
Other	(0.9)	(0.8)
Gross deferred tax liabilities	(289.9)	(304.8)
Net deferred tax assets/(liabilities)	$ (12.9)	$ (9.7)